Tax Liabilities - Schedule of detailed information about tax liabilities (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Dislosure Of Tax Liabilities [Line Items]
Ordinary ICMS		R$ 120,393	R$ 120,300
ICMS ST provision	[1]	61,926	72,423
Taxes on invoicing – subsidiaries abroad		296,430	145,992
Social Security Tax (INSS) - suspension of the enforceability			50,147
Withholding tax (IRRF)		110,084	48,593
Other taxes payable - foreign subsidiaries		2,987	1,180
PIS and COFINS payable		101	1,207
INSS and service tax (ISS) payable		54,371	3,218
Others		77,355	399
Total		723,647	443,459
Judicial deposits		(600,340)	(337,255)	R$ (337,460)	R$ (333,577)
Current		614,839	320,890
Noncurrent		108,808	122,569
Tax Law Suits [Member]
Dislosure Of Tax Liabilities [Line Items]
Judicial deposits		R$ (54,909)	R$ (62,356)

[1]	The Company has been discussing the illegality of changes in the state legislation for the payment of ICMS - ST. Part of the unpaid amount has been discussed in court by the Company and, in certain cases, the amounts have been deposited with the courts, as mentioned in Note 12.